Financial instruments and risk management - Fair value measurement - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Business combinations
Disclosure of detailed information about financial instruments [line items]
Contingent consideration payment period	8 years
Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	£ 529	£ 587
Movement in financial assets - other	8	46
Zacapa put option | Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	218	216	£ 149
Contingent consideration recognised on acquisition of businesses | Volume, measurement input
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value liability due to increase in observable input	£ 30
Sensitivity analysis, percentage of possible increase in unobservable input, liabilities	10.00%
Sensitivity analysis, percentage of possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value liability due to decrease in observable input	£ (50)
Contingent consideration recognised on acquisition of businesses | Cash flows, measurement input
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value liability due to increase in observable input	£ 25
Sensitivity analysis, percentage of possible increase in unobservable input, liabilities	10.00%
Sensitivity analysis, percentage of possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value liability due to decrease in observable input	£ (25)
Contingent consideration recognised on acquisition of businesses | Business combinations | Undiscounted amount
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	422
Contingent consideration recognised on acquisition of businesses | Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	311	371	£ 429
Contingent consideration recognised on acquisition of businesses | Level 3 | Aviation Gin and Davos Brands
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	113	157
Contingent consideration recognised on acquisition of businesses | Level 3 | 21Seeds
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	59	59
Contingent consideration recognised on acquisition of businesses | Level 3 | Lone River Ranch Water brand
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	18	57
Contingent consideration recognised on acquisition of businesses | Level 3 | Don Papa rum
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	£ 70	0
Industrias Licoreras de Guatemala
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in investment by external party	50.00%
Industrias Licoreras de Guatemala | Option exercised at 30 June 2025
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value liability due to increase in observable input	£ 30
Industrias Licoreras de Guatemala | Zacapa put option | Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	£ 218	£ 216